15. SEGMENTED FINANCIAL INFORMATION: Schedule of Geographic information (Details) - CAD ($)		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Mineral exploration expenses	[1]	$ 66,492	$ 72,329	$ 24,952
Portugal
Non-current assets		210,740	213,934
Mineral exploration expenses		27,561	25,651
Kosovo
Non-current assets		513,363	540,932
Mineral exploration expenses		38,931	46,678
All
Non-current assets		724,103	754,866
Mineral exploration expenses		$ 66,492	$ 72,329

[1]	Note 5.